Fees Summary	Jul. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 368,609,862.78
Previously Paid Amount	0.00
Total Fee Amount	56,434.17
Total Offset Amount	0.00
Net Fee	$ 56,434.17